Future Minimum Annual Rentals, Excluding Percentage Rentals Noncancelable Lease Terms Greater Than One Year (Parenthetical) (Detail) $ in Thousands	May. 02, 2015 USD ($)
Operating Leased Assets [Line Items]
2016	$ 232
2017	39
2018	0
2019	0
2020	0
After 2020	$ 0